Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Earnings per Share

The following represent the calculation of basic and diluted earnings per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Net income	$9,755	$1,565	$22,461	$2,814
Less: Dividends on preferred shares	195	—	11,081	—
Net income available to common stockholders	$9,560	$1,565	$11,380	$2,814
Weighted-average common stock outstanding:
Weighted-average common stock outstanding (basic)	29,246,900	19,497,811	26,194,025	18,838,354
Incremental shares	505,431	265,623	503,816	265,623
Weighted-average common stock outstanding (dilutive)	29,752,331	19,763,434	26,697,841	19,103,977
Basic earnings per common share	$0.33	$0.08	$0.43	$0.15
Diluted earnings per common share	$0.32	$0.08	$0.43	$0.15

        The following represent the calculation of basic and diluted earnings per share:

	Years ended December 31,
	2016	2015
Net income (loss)	$66,729	$(14,974)
Less: Dividends on preferred shares	—	—
Net income (loss) available to common stockholders	$66,729	$(14,974)
Weighted-average common stock outstanding:
Weighted-average common stock outstanding (basic)	20,141,630	17,332,775
Incremental shares(1)(2)	289,153	—
Weighted-average common stock outstanding (dilutive)	20,430,783	17,332,775
Basic earnings per common share	$3.31	$(0.86)
Diluted earnings per common share	$3.27	$(0.86)

(1)	This amount represents outstanding stock options for which the exercise price is less than the average market price of the Company's common stock.
(2)	During 2015, due to a loss for the period, zero incremental shares are included because the effect would be anti-dilutive.